Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Payables [Line Items]
Share purchase consideration		$ 10,000
payable for consideration adjustment	636
Shenzhen Crave Communication Co., Ltd [Member]
Accrued Expenses and Other Payables [Line Items]
Share purchase consideration	$ 10,000